Other income and (expenses) - Summary of other operating income (expense) (Parenthetical) (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income [Line Items]
Nominal value of credits sold	S/ 2,839,642,000	S/ 248,249,000	S/ 1,300,296,000